BROKERAGE COMMISSION AND HANDLING CHARGE INCOME	12 Months Ended
Dec. 31, 2019
BROKERAGE COMMISSION AND HANDLING CHARGE INCOME
BROKERAGE COMMISSION AND HANDLING CHARGE INCOME

17.    BROKERAGE COMMISSION AND HANDLING CHARGE INCOME

	Year ended December 31,
	2017	2018	2019
	(HK$ in thousands)
Brokerage commission income	101,275	276,097	352,625
Handling charge income	83,643	131,893	158,740
Total	184,918	407,990	511,365